CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Of Stockholders Equity [Abstract]
Underwriting fees and issuance costs	$ 8,482